S-K 1604, De-SPAC Transaction	Sep. 30, 2025	Sep. 27, 2025
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]
The board of directors of GigCapital7 Corp., a Cayman Islands exempted company (“
GigCapital7
”), has unanimously approved and determined to be in the best interests of GigCapital7 and its shareholders (“
you
”) to enter into the business combination by and among GigCapital7, MMR Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of GigCapital7 (“
Merger Sub
”), and Hadron Energy, Inc., a Delaware corporation (referred to herein prior to the Business Combination (as defined below) as “
Hadron Energy
”, and, subsequent to the Business Combination, as “
Hadron
Energy
Opco
”), pursuant to which, (1) at the closing of the transactions contemplated by the
Business
Combination Agreement (as defined below) (the “
Closing
”) and following the Domestication (as defined below), Merger Sub will merge with and into Hadron Energy
(the “
Merger
”), with
Hadron Energy
surviving as a wholly-owned subsidiary of
GigCapital7
, pursuant to the terms and subject to the conditions set forth in the Business Combination Agreement, dated as of September 27, 2025 (the “
Signing Date
”), by and among GigCapital7, Merger Sub and Hadron Energy, attached to this proxy statement/prospectus as
Annex A
(as it may be amended, modified, supplemented or otherwise modified from time to time in accordance with its terms, the “
Business Combination Agreement
”), resulting in a combined company whereby
GigCapital7 will become the sole stockholder of Hadron Energy Opco, and substantially all of the assets and the business of the combined company will be held and operated by Hadron Energy Opco, as more fully described elsewhere in this proxy statement/prospectus; (2)
 GigCapital7
will domesticate (the “
Domestication
”) as a Delaware corporation (following the Domestication, “
Domesticated GigCapital7
”) in accordance with the Delaware General Corporation Law (“
DGCL
”), the Companies Act (as revised) of the Cayman Islands (the “
Companies Act
”) and the amended and restated memorandum and articles of association of GigCapital7 (as may be amended from time to time, the “
Cayman Constitutional Documents
”), and (3) the other transactions contemplated by the Business Combination Agreement and documents related thereto will be consummated (such transactions, together with the Merger and the Domestication, the “
Business Combination
”). Effective immediately following the consummation of the Business Combination, Domesticated GigCapital7 will be renamed “Hadron Energy, Inc.”

De-SPAC Forepart, Sponsor Compensation, Material Dilution [Flag]		true
De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]		true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]
SUMMARY OF THE PROXY STATEMENT/PROSPECTUS
This summary highlights selected information from this proxy statement/prospectus but does not contain all of the information that may be important to you. To better understand the proposals to be considered at the extraordinary general meeting, including the Business Combination Proposal, whether or not you plan to attend such meetings, we urge you to read this proxy statement/prospectus (including the Annexes and the other documents referred to herein) carefully, including the section of this proxy statement/prospectus entitled “Risk Factors” beginning on page [
●
]. See also the section of this proxy statement/prospectus entitled “Where You Can Find More Information”.

De-SPAC, Background, Prospectus Summary [Text Block]
The Proposals to be Submitted at the Extraordinary General Meeting
The Business Combination Proposal
As discussed in this proxy statement/prospectus, GigCapital7 is asking its shareholders to approve by ordinary resolution and adopt the Business Combination Agreement, a copy of which is attached to this proxy statement/prospectus as
Annex A
, and the transactions contemplated thereby. The Business Combination Agreement provides for, among other things, following the Domestication of GigCapital7 to Delaware, as described below, Merger Sub merging with and into Hadron Energy, with Hadron Energy surviving as a wholly-owned subsidiary of GigCapital7, resulting in a combined company whereby Domesticated GigCapital7 will become the sole stockholder of Hadron Energy Opco, and substantially all of the assets and the business of the combined company will be held by Hadron Energy Opco, as more fully described elsewhere in this proxy statement/prospectus. After consideration of the factors identified and discussed in the section of this proxy statement/prospectus entitled “
The Business Combination Proposal—The GigCapital7 Board’s Reasons for the Approval of the Business Combination
”, the GigCapital7 Board concluded that the Business Combination met the majority of the evaluation criteria for an initial business combination disclosed in the prospectus for the GigCapital7 IPO.
Organizational Structure
In connection with the completion of the Business Combination, GigCapital7 will provide its Public Shareholders with the opportunity to redeem their Public Shares on the terms and conditions set forth in the Business Combination Agreement and GigCapital7’s governing documents. GigCapital7 will complete the Redemption of properly tendered Public Shares promptly following the consummation of the Business Combination.
Prior to and as a condition of the Closing, pursuant to the Domestication, GigCapital7 will change its jurisdiction of incorporation by migrating to and domesticating as a Delaware corporation in accordance with Section 388 of the DGCL, as amended, and the Companies Act. For more
information, see the section of this proxy statement/prospectus entitled “
The Domestication Proposal
”.

The following diagrams illustrate in simplified terms the current structure of GigCapital7 and Hadron Energy and the expected structure of Domesticated GigCapital7 immediately following the Closing.
Simplified
Pre-Combination
Structure

Simplified Post-Combination Structure

Business Combination Agreement Consideration
Pursuant to the Business Combination Agreement, the consideration to be paid in the Merger in respect of each share of Hadron Common Stock (as defined below) that is issued and outstanding immediately prior to the Effective Time, will be a number of shares of Domesticated GigCapital7 Common Stock equal to the Exchange Ratio (the “
Per Share Merger Consideration
”). The “
Exchange Ratio
” means the quotient of: (a) the Aggregate Merger Consideration; divided by (b) the Hadron Fully Diluted Capital. The “
Aggregate Merger Consideration
” means the number of shares of Domesticated GigCapital7 Common Stock equal to the difference of: (a) the Aggregate Domesticated
GigCapital7 Common Stock; minus (b) 13,333,333 shares of Domesticated GigCapital7 Common Stock; provided, however, that if Hadron Energy has any indebtedness outstanding as of the closing of the Merger, the Aggregate Merger Consideration shall be further reduced by a number of shares of Domesticated GigCapital7 Common Stock equal to the amount of such indebtedness divided by $10.59 (the “
Per Share Price
”) (rounded down to the nearest whole share). The “
Aggregate Domesticated GigCapital7 Common Stock
” means the number of shares of Domesticated GigCapital7 Common Stock equal to the quotient of: (a) $1,200,200,000, divided by (b) the Per Share Price. The “
Hadron Fully Diluted Capital
” means the sum (without duplication) of the aggregate number of (a) shares of Hadron Common Stock (other than shares of Hadron Common Stock issued pursuant to an award of restricted stock that is, as of immediately prior to the Closing Date, subject to a substantial risk of forfeiture and is not transferable under Section 83 of the Code and determined by disregarding the effects of the Transactions (such shares, the “
Hadron Restricted Shares
”)) that

are issued and outstanding immediately prior to the Effective Time assuming and after giving effect to the amendment and conversion of all SAFEs, (b) Hadron Restricted Shares that are issued and outstanding immediately prior to the Effective Time, and (c) all shares of Hadron Common Stock issuable upon full exercise of all Hadron Options outstanding as of immediately prior to the Effective Time (calculated using the treasury method of accounting on a cashless exercise basis).
Closing Conditions
The consummation of the Business Combination Agreement is conditioned upon the satisfaction or waiver by the applicable parties to the Business Combination Agreement of the conditions set forth below. Therefore, unless these conditions are waived (to the extent they can be waived) by the applicable parties to the Business Combination Agreement, the Business Combination may not be consummated. There can be no assurance that the parties to the Business Combination Agreement would waive any such provisions of the Business Combination Agreement.
For further details, see “
The Business Combination Proposal—Business Combination Agreement—Closing Conditions
”.

De-SPAC, Material Terms, Prospectus Summary [Text Block]
Business Combination Agreement Consideration
Pursuant to the Business Combination Agreement, the consideration to be paid in the Merger in respect of each share of Hadron Common Stock (as defined below) that is issued and outstanding immediately prior to the Effective Time, will be a number of shares of Domesticated GigCapital7 Common Stock equal to the Exchange Ratio (the “
Per Share Merger Consideration
”). The “
Exchange Ratio
” means the quotient of: (a) the Aggregate Merger Consideration; divided by (b) the Hadron Fully Diluted Capital. The “
Aggregate Merger Consideration
” means the number of shares of Domesticated GigCapital7 Common Stock equal to the difference of: (a) the Aggregate Domesticated
GigCapital7 Common Stock; minus (b) 13,333,333 shares of Domesticated GigCapital7 Common Stock; provided, however, that if Hadron Energy has any indebtedness outstanding as of the closing of the Merger, the Aggregate Merger Consideration shall be further reduced by a number of shares of Domesticated GigCapital7 Common Stock equal to the amount of such indebtedness divided by $10.59 (the “
Per Share Price
”) (rounded down to the nearest whole share). The “
Aggregate Domesticated GigCapital7 Common Stock
” means the number of shares of Domesticated GigCapital7 Common Stock equal to the quotient of: (a) $1,200,200,000, divided by (b) the Per Share Price. The “
Hadron Fully Diluted Capital
” means the sum (without duplication) of the aggregate number of (a) shares of Hadron Common Stock (other than shares of Hadron Common Stock issued pursuant to an award of restricted stock that is, as of immediately prior to the Closing Date, subject to a substantial risk of forfeiture and is not transferable under Section 83 of the Code and determined by disregarding the effects of the Transactions (such shares, the “
Hadron Restricted Shares
”)) that

are issued and outstanding immediately prior to the Effective Time assuming and after giving effect to the amendment and conversion of all SAFEs, (b) Hadron Restricted Shares that are issued and outstanding immediately prior to the Effective Time, and (c) all shares of Hadron Common Stock issuable upon full exercise of all Hadron Options outstanding as of immediately prior to the Effective Time (calculated using the treasury method of accounting on a cashless exercise basis).
Closing Conditions
The consummation of the Business Combination Agreement is conditioned upon the satisfaction or waiver by the applicable parties to the Business Combination Agreement of the conditions set forth below. Therefore, unless these conditions are waived (to the extent they can be waived) by the applicable parties to the Business Combination Agreement, the Business Combination may not be consummated. There can be no assurance that the parties to the Business Combination Agreement would waive any such provisions of the Business Combination Agreement.
For further details, see “
The Business Combination Proposal—Business Combination Agreement—Closing Conditions
”.
Related Agreements
This section describes certain additional agreements entered into or to be entered into pursuant to the Business Combination Agreement. For additional information, see “
The Business Combination Proposal—Related Agreements
”.
Registration Rights Agreement
At the Closing, Domesticated GigCapital7, the Sponsor and the holder parties thereto will enter into the Registration Rights Agreement, pursuant to which, among other things, the Sponsor, certain Hadron Stockholders and the other parties thereto will be entitled to customary piggyback registration rights and demand registration rights, on the terms and subject to the conditions therein, with respect to securities of Domesticated GigCapital7 that they will hold following the Business Combination.
Transaction Support Agreement
On September 27, 2025, GigCapital7 and two stockholders of Hadron Energy, Samuel Gibson and Mark Kress, who collectively own more than 50% of the Hadron Energy’s issued and outstanding Hadron Common Stock and are the Chief Executive Officer and Chief Financial Officer, respectively, of Hadron Energy (collectively, the “
Supporting Company Stockholders
”) executed the Transaction Support Agreement, pursuant to which the Supporting Company Stockholders agreed, among other things, to vote all of their shares of Hadron Common Stock in favor of adopting and approving the Business Combination Agreement, the Merger and the Transactions. The Supporting Company Stockholders have further agreed, subject to the Closing, to the termination of any of their rights under the Hadron Bylaws or any letter agreement providing for redemption rights, put rights, purchase rights, or similar rights that are not generally available to all stockholders, effective immediately prior to the Closing, and agree that prior thereto, the Supporting Company Stockholders will not exercise such rights in any manner inconsistent with the Business Combination Agreement or otherwise reasonably likely to interfere with, delay, impede, frustrate or prevent the consummation of the Merger.
The Transaction Support Agreement restricts the Supporting Company Stockholders from directly or indirectly, (a) selling, assigning, transferring (including by operation of law), creating any lien or pledge, disposing of, or otherwise encumbering any of the shares or otherwise, or agreeing to do any of the foregoing, except if pursuant to the Business Combination Agreement or to another stockholder bound by the terms of the Transaction Support Agreement; (b) depositing any shares into a voting trust or entering into a voting agreement or arrangement or granting any proxy or power of attorney with respect thereto that is inconsistent with the Transaction Support Agreement; and (c) entering into any contract, option or other arrangement or undertaking with respect to the direct acquisition or sale, assignment, transfer or other disposition of any shares, except as set forth in the Business Combination Agreement or the Transaction Support Agreement.
Sponsor Support Agreement
On September 27, 2025, Hadron, GigCapital7, and the Sponsor, executed the Sponsor Support Agreement, pursuant to which the Sponsor agreed to vote all of its shares of GigCapital7 Ordinary Shares, among other things, in favor of (i) adopting and approving the Business Combination Agreement, the Merger, and the Transactions, and (ii) approving each of the proposals and any other matters necessary or reasonably requested by GigCapital7 for consummation of the Merger and the Transactions. The Sponsor has further agreed to vote against (i) any action, agreement, transaction, or proposal that would result in a material breach of any covenant, representation, warranty, or other obligation of GigCapital7 under the Business Combination Agreement or that would reasonably be expected to prevent the Merger from being consummated, (ii) any business combination proposal other than with Hadron Energy, (iii) any other action that would reasonably be expected to (A) impede, interfere with, delay, postpone or attempt to discourage, frustrate the purpose of, result in the termination or failure to consummate of, prevent or nullify any provision of, the Sponsor Support Agreement, the Business Combination Agreement or any other obligation or agreement in connection with the Business Combination Agreement or any of the Transactions or adversely affect the Merger or any of the Transactions, or (B) result in a breach of any covenant, representation or warranty or other obligation or agreement of the Sponsor contained in the Sponsor Support Agreement, the Business Combination Agreement or any other obligation or agreement in connection with the Business Combination Agreement or the Transactions, and (iv) change in any manner the voting rights of any class of GigCapital7’s share capital. The Sponsor has provided Hadron Energy with an irrevocable proxy to vote the GigCapital7 Ordinary Shares in a manner that is consistent with the above stated voting obligations of the Sponsor. The Sponsor Support Agreement restricts the Sponsor from transferring all of its GigCapital7 Ordinary Shares prior to the earliest of: (i) the Closing, (ii) termination of the Business Combination Agreement, or (iii) mutual agreement of parties.
Lock-Up
Arrangement
At the Closing, the Hadron Stockholders will enter into the Lock-Up
 Agreements, pursuant to which (a) shares of Domesticated GigCapital7 Common Stock received by the Hadron Stockholders as Per Share Merger Consideration, and (b) the shares of Domesticated GigCapital7 Common Stock underlying all other securities of GigCapital7 held by the Hadron Stockholders immediately following the Closing that are convertible into, or exercisable or exchangeable for, Domesticated GigCapital7 Common Stock will be locked up and may not be transferred by the Hadron Stockholder thereof, subject to certain customary transfer exceptions, until the expiration of the Lock-Up Period.
The foregoing description of the Lock-Up Agreements and the transactions contemplated thereby does not purport to be complete and is qualified in its entirety by the terms and conditions of the Lock-Up Agreements, the form of which is attached hereto as Exhibit D to the Business Combination Agreement, filed as Exhibit 2.1 to the registration statement of which this proxy statement/prospectus forms a part, and incorporated by reference herein.

De-SPAC, Board Determination, Prospectus Summary [Text Block]
Prior to and as a condition of the Closing, pursuant to the Domestication, GigCapital7 will change its jurisdiction of incorporation by migrating to and domesticating as a Delaware corporation in accordance with Section 388 of the DGCL, as amended, and the Companies Act. For more
information, see the section of this proxy statement/prospectus entitled “
The Domestication Proposal
”.

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC, Report Concerning Approval of De-SPAC Transaction, Received, Prospectus Summary [Text Block]
The Domestication Proposal
As a condition to closing of the Business Combination pursuant to the terms of the Business Combination Agreement, GigCapital7 must complete the Domestication. The Domestication Proposal, if approved by the holders of GigCapital7 Class B Ordinary Shares, will authorize a change of GigCapital7’s jurisdiction of incorporation from the Cayman Islands to the State of Delaware. Accordingly, while GigCapital7 is currently governed by the Companies Act, upon the Domestication, Domesticated GigCapital7 will be governed by the DGCL. There are differences between Cayman Islands corporate law and Delaware corporate law as well as between the Cayman Constitutional Documents and the Proposed Organizational Documents. Accordingly, GigCapital7 encourages shareholders to carefully review the information in the section of this proxy statement/prospectus entitled “
The Domestication Proposal—Comparison of Shareholder Rights under Applicable Corporate Law Before and After Domestication
”.

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Certain Interests of GigCapital7’s Directors and Officers and Others in the Business Combination
When you consider the recommendation of the GigCapital7 Board in favor of approval of the Business Combination Proposal and the other Shareholder Proposals included herein, you should keep in mind that the Sponsor and GigCapital7’s directors and officers have interests in such proposals that are different from, in addition to and/or in conflict with, those of the GigCapital7 shareholders generally. Further, GigCapital7’s officers and directors have additional fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity, which are set forth in more detail in the section titled “
Information about GigCapital7—Conflicts of Interest
”. We believe there were no such opportunities that were not presented to GigCapital7 for a potential business combination as a result of the existing fiduciary or contractual obligations of our officers and directors to other entities. The GigCapital7 Board was aware of and considered these interests, among other matters, in evaluating and negotiating the Business Combination and Business Combination Agreement and in recommending to our shareholders that they vote in favor of the Shareholder Proposals presented at the extraordinary general meeting, including the Business Combination Proposal. GigCapital7 shareholders should take these interests into account in deciding whether to approve the Shareholder Proposals presented at the extraordinary general meeting, including the Business Combination Proposal. These interests include, among other things:

•	Our Sponsor purchased one GigCapital7 Class B Ordinary Share for a purchase price of $0.0001 on May 8, 2024, and subsequently on May 31, 2024 purchased 16,999,999 GigCapital7 Class B Ordinary

Shares for an aggregate purchase price of $100,000, or $0.00588235 per share, in a private placement prior to the consummation of the IPO. Following certain surrenders, forfeitures and dispositions, the Sponsor currently holds 10,107,246 Founder Shares. The Sponsor is controlled by Dr. Avi S. Katz, GigCapital7’s Chairman and Chief Executive Officer, and Dr. Raluca Dinu, a member of the board of directors of GigCapital7, who share voting and investment discretion with respect to the Founder Shares and the Private Placement Warrants held by the Sponsor. Drs. Katz and Dinu have an economic interest in 10,107,246, or 100% of the Founder Shares held by the Sponsor. The 10,107,246 shares of Domesticated GigCapital7 Common Stock that the Sponsor and its permitted transferees will hold following the Business Combination, if unrestricted and freely tradable, would have had an aggregate market value of approximately $[●] million based upon the closing price of $[●] per GigCapital7 Ordinary Share on Nasdaq on [●], the most recent practicable date prior to the date of this proxy statement/prospectus.

•
Our Sponsor purchased 3,719,000 Private Placement Warrants for $58,060, or $0.01561 per Private Placement Warrant, in private placements that closed simultaneously with the IPO. The Sponsor is controlled by Dr. Avi S. Katz, GigCapital7’s Chairman and Chief Executive Officer, and Dr. Raluca Dinu, a member of the board of directors of GigCapital7, who share voting and investment discretion with respect to the Founder Shares and the Private Placement Warrants held by the Sponsor. Avi Katz and Raluca Dinu have an economic interest in 3,719,000, representing 100% of the Private Placement Warrants held by the Sponsor. The 3,719,000 Domesticated GigCapital7 Warrants that the Sponsor will hold following the Business Combination, if unrestricted and freely tradable, would have had an aggregate market value of approximately $[●] based upon the closing price of $[●] per Public Warrant on Nasdaq on [●], the most recent practicable date prior to the date of this proxy statement/prospectus.

•
Given the differential in the purchase price that the Sponsor of GigCapital7 paid for the Founder Shares as compared to the price of the GigCapital7 Class A Ordinary Shares included in the GigCapital7 Units sold in the IPO, the Sponsor may earn a positive rate of return on its respective investments even if the shares of Domesticated GigCapital7 Common Stock trade below $10.00 per share and the Public Shareholders experience a negative rate of return following the Closing. Accordingly, the economic interests of the Sponsor diverge from the economic interests of Public Shareholders because the Sponsor of GigCapital7 will realize a gain on its respective investments from the completion of any business combination while Public Shareholders will realize a gain only if the post-closing trading price exceeds $10.00 per share.

•
Our Sponsor will lose its entire investment in us if we do not complete a business combination by May 28, 2026 (or if such date is extended at a duly called meeting of the GigCapital7 shareholders, such later date). If we do not consummate a business combination by such date, as promptly as reasonably possible but not more than ten (10) Business Days thereafter, we are required to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In such event, the warrants may be worthless. In such event, the 10,107,246 Founder Shares purchased by our Sponsor for approximately $100,000 would be worthless because following the redemption of the Public Shares, we would likely have few, if any, net assets and because the Sponsor of GigCapital7 has agreed to waive its rights to liquidating distributions from the Trust Account with respect to such shares if we fail to complete a business combination within the required period. Additionally, in such event, the 3,719,000 Private Placement Warrants that the Sponsor paid $58,060 to purchase will expire worthless.

•	GigCapital7’s Sponsor has agreed not to redeem any of the Founder Shares or GigCapital7 Ordinary Shares held by it in connection with a shareholder vote to approve the Business Combination.

•	Dr. Avi Katz, our Chairman and Chief Executive Officer, and Dr. Raluca Dinu, will continue as directors of Domesticated GigCapital7 following the Closing. As such, in the future they may receive any cash fees, stock options or stock awards that the Domesticated GigCapital7 Board determines to pay to its directors.

•
Our existing officers and directors will be eligible for continued indemnification and continued coverage under a directors’ and officers’ liability insurance policy for a period of six (6) years after the Business Combination.

•
In connection with the Closing, our Sponsor, officers and directors would be entitled to the repayment of any outstanding working capital loan and advances that have been made to GigCapital7. As of the date of this proxy statement/prospectus, approximately $0 was outstanding under such working capital loans.

•
All members of the Domesticated GigCapital7 Board and all executive officers of Domesticated GigCapital7 will be eligible for awards under the New Equity Incentive Plan and, thus, have a personal interest in the approval of the New Equity Incentive Plan. Nevertheless, the GigCapital7 Board believes that it is important to provide incentives and rewards for superior performance and the retention of executive officers and experienced directors, among others, by adopting the New Equity Incentive Plan.

•
Because GigCapital7 has certain provisions in its organizational documents that waive the corporate opportunities doctrine on an ongoing basis, GigCapital7’s officers and directors have not been obligated and continue to not be obligated to bring all corporate opportunities to GigCapital7. The potential conflict of interest relating to the waiver of the corporate opportunities doctrine in GigCapital7’s organizational documents did not, to our knowledge, impact our search for an acquisition target or prevent us from reviewing any opportunities as a result of such waiver.

•
Upon the Closing, subject to the terms and conditions of the Business Combination Agreement, our Sponsor, our officers and directors and their respective affiliates may be entitled to reimbursement for any reasonable out-of-pocket
expenses related to identifying, investigating and consummating an initial business combination, and repayment of any other loans, if any, and on such terms as to be determined by GigCapital7 from time to time, made by our Sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination. As of [●], a date most reasonably practicable for providing the following information, an aggregate of approximately $[●] of reimbursable out-of-pocket
expenses were outstanding.

•
Pursuant to the Registration Rights Agreement, GigCapital7’s officers and directors, the Sponsor and its members and certain other security holders named therein will have customary registration rights, including demand and piggy-back rights, subject to cooperation and cut-back
provisions with respect to the Domesticated GigCapital7 Common Stock and Domesticated GigCapital7 Warrants held by such parties following the consummation of the Business Combination.

As a result of the foregoing interests, the Sponsor and GigCapital7’s directors and officers will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms that would be less favorable to Public Shareholders. In the aggregate, the Sponsor has approximately $[●] at risk that depends upon the completion of a business combination. Such amount consists of (a) approximately $[●] representing the value of the Founder Shares held by the Sponsor (based upon the closing price of $[●] per GigCapital7 Ordinary Share on Nasdaq on [●], the most recent practicable date prior to the date of this proxy statement/prospectus), and (b) $[●] representing the value of the Private Placement Warrants purchased by the Sponsor (using the $[●] per warrant purchase price).
The existence of financial and personal interests of one or more of GigCapital7’s directors may result in a conflict of interest on the part of such director(s) between what he, she or they may believe is in the best interests of GigCapital7 and its shareholders and what he, she or they may believe is best for himself, herself or themselves in determining to recommend that shareholders vote for the Shareholder Proposals.

The financial and personal interests of the Sponsor, as well as GigCapital7’s directors and officers, may have influenced their motivation in identifying and selecting Hadron Energy as a business combination target, completing an initial business combination with Hadron Energy and influencing the operation of the business following the initial business combination. In considering the recommendations of the GigCapital7 Board to vote for the Shareholder Proposals, its shareholders should consider these interests.
In considering whether to approve the Business Combination, you should also take into account that Hadron Energy’s executive officers and directors may have interests in the Business Combination that are different from, or in addition to, those of other Hadron Stockholders generally as well as GigCapital7 shareholders and warrant holders generally.
These interests include, among other things:

•
To the extent that the Hadron Energy directors and executive officers are also Hadron Stockholders prior to the Closing, they will also have rights to receive Domesticated GigCapital7 securities in the same manner as other Hadron Stockholders, in accordance with the Business Combination Agreement.

•
If the Business Combination with GigCapital7 is completed, Hadron Energy will designate three (3) members to the Board of Directors of the Domesticated GigCapital7, including Samual Gibson and Robert J. Lewis, each of whom will serve as the nominees. The following executive officers of Hadron Energy are expected to be appointed as executive officers of Domesticated GigCapital7 following the consummation of the Business Combination: Samuel Gibson (Chief Executive Officer), Rahul Shukla (Chief Financial Officer), Ken Canavan (Chief Operating Officer), Ross T. Ridenoure (Chief Nuclear Officer), Shawn DeAngelo (Chief Development Officer), Dr. Andrew M. Ward (Chief Technology Officer), and Ryan Mott (VP of Licensing & Operations and Director).

•
The Business Combination Agreement provides for the continued indemnification of Hadron Energy’s current directors and officers and the continuation of directors and officers liability insurance covering Hadron Energy’s current directors and officers.

•
Pursuant to the Registration Rights Agreement, certain of the former stockholders of Hadron Energy will have customary registration rights, including shelf, demand and piggy-back rights, subject to cooperation and cut-back provisions, with respect to the shares of Domesticated GigCapital7 held by such parties following the consummation of the Business Combination.

De-SPAC, Compensation, Prospectus Summary, Footnotes [Text Block]
(1)	Assumes that no Public Shareholders exercise redemption rights with respect to their GigCapital7 Class A Ordinary Shares for a pro rata share of the funds in the Trust Account.
(2)
Assumes that 25% of maximum contractual redeemable shares, or 5,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $52,950,000 based on a redemption price of approximately $10.59 per share.

(3)
Assumes that 50% of maximum contractual redeemable shares, or 10,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $105,900,000 million based on a redemption price of approximately $10.59 per share.

(4)
Assumes that 75% of maximum contractual redeemable shares, or 15,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $158,850,000 million based on a redemption price of approximately $10.59 per share.

(5)
The maximum contractual redemptions scenario assumes that 18,111,425 Public Shares are redeemed for aggregate redemption payments of $191,799,991, assuming a $10.59 per share redemption price. The Business Combination Agreement contains two conditions to the Closing which are that, after giving effect to the transactions contemplated hereby (including any as a result of any private placement equity financing of GigCapital7, although none is presently contemplated) (i) GigCapital7 shall have at least $5,000,001 of net tangible assets, and (ii) the Available Closing SPAC Cash shall not be less than $20,000,000. The “maximum contractual redemptions scenario” represents the maximum number of Public Shares that may be redeemed while satisfying the conditions mentioned above. The maximum contractual redemptions scenario assumes that 1,888,575 shares were not redeemed; therefore, leaving $20,000,009 in Available Closing SPAC Cash assuming a redemption price of approximately $10.59 per share.

(6)	The figures presented assume that 10,000,000 Domesticated GigCapital7 Shares have been allocated for exercise of the Hadron Options and have not been included in the chart above.
(7)	Figures presented on a non-diluted basis to exclude the dilutive effect of Public Warrants, Private Placement Warrants, and Hadron Options.

De-SPAC, Rights of Security Holders to Redeem Outstanding Securities [Text Block]
Redemption Rights
Pursuant to the Cayman Constitutional Documents, a Public Shareholder may request to redeem all or a portion of its Public Shares for cash in connection with the Business Combination. As a Public Shareholder, you will be entitled to receive cash for any Public Shares to be redeemed only if you:

(a)
(i) hold Public Shares or (ii) hold Public Shares through GigCapital7 Units and elect to separate your GigCapital7 Units into the underlying Public Shares and Public Warrants prior to exercising your redemption rights with respect to the Public Shares;

(b)
submit a written request to Continental, including the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that GigCapital7 redeem all or a portion of your Public Shares for cash; and

(c)	deliver the certificates for your Public Shares (if any) along with the redemption forms to Continental, physically or electronically through DTC.
Public Shareholders must complete the procedures for electing to redeem their Public Shares in the manner described above prior to 5:00 p.m., Eastern Time, on [●], two (2) Business Days before the initial scheduled date of the extraordinary general meeting in order for their Public Shares to be redeemed.
Public Shareholders may elect to redeem all or a portion of the Public Shares held by them regardless of if or how they vote in respect of the Business Combination Proposal. If the Business Combination is abandoned, the Public Shares will be returned to the respective holder, broker or bank. If the Redemption is consummated, and if a Public Shareholder properly exercises its right to redeem all or a portion of the Public Shares that it holds and timely delivers the certificates for its shares (if any) along with the redemption forms to Continental, GigCapital7 will redeem such Public Shares for a per-share price, payable in cash, equal to the pro rata portion of the Trust Account, calculated as of two (2) Business Days prior to the consummation of the Business Combination. For illustrative purposes, as of the Record Date, this would have amounted to approximately $[●] per issued and outstanding Public Share. If a Public Shareholder exercises its redemption rights in full, then it will be electing to exchange its Public Shares for cash and will no longer own Public Shares. See the section of the proxy statement/prospectus entitled “
Extraordinary General Meeting of GigCapital7—Redemption Rights
” for a detailed description of the procedures to be followed if you wish to redeem your Public Shares for cash.
Notwithstanding the foregoing, a Public Shareholder, together with any affiliate of such Public Shareholder or any other Person with whom such Public Shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from redeeming its Public Shares with respect to more than 15% of the Public Shares. Accordingly, if a Public Shareholder, alone or acting in concert or as a group, seeks to redeem more than 15% of the Public Shares, then any such shares in excess of that 15% limit would not be redeemed for cash.
The Sponsor has agreed to, among other things, vote in favor of all proposals being presented at the extraordinary general meeting, regardless of how the Public Shareholders vote. As of the Record Date, the Sponsor owned approximately 30.32 % of the issued and outstanding GigCapital7 Ordinary Shares.
Holders of the Public Warrants will not have redemption rights with respect to the Public Warrants.
Appraisal Rights
Neither GigCapital7’s shareholders nor the holders of Public Warrants have appraisal rights in connection with the Business Combination or the Domestication under Cayman Islands law or under the DGCL.

De-SPAC, Potential Dilutive Impact [Text Block]
Based upon historical interest earnings on the funds held in the Trust Account, and after assessing likely future interest rates and the interest earnings that will be generated on the funds held in the Trust Account, the GigCapital7 Board at the time of entry into the Business Combination Agreement established a formula in the Business Combination Agreement for purposes of determining the number of shares to be issued to Hadron securityholders as consideration for the Business Combination that was based upon a hypothetical but approximately likely redemption price at Closing of $10.59. For more information, see “
The Business Combination Proposal—Background of the Business Combination
”. The actual redemption price for any lawfully submitted redemption requests will be determined at the time of Closing, and the forgoing is merely an estimate at this time.

De-SPAC Transactions, Dilution [Line Items]
De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the changes in net tangible book value and dilution to existing shareholders at varying redemption levels (in thousands, except share and per share data).

	No Redemption (1)	25% Redemptions (2)	50% Redemptions (3)	75% Redemptions (4)	Maximum Contractual Redemptions (5)
Offering Price of the Securities in the Initial Registered offering price per share	$10.00	$10.00	$10.00	$10.00	$10.00
GigCapital7’s net tangible book value as of September 30, 2025, as adjusted for redemptions	$203,752	$151,353	$98,954	$46,554	$14,155
GigCapital7’s shares outstanding, as adjusted for redemptions	33,333,333	28,333,333	23,333,333	18,333,333	15,241,760

GigCapital7’s net tangible book value per share as of September 30, 2025, as adjusted for redemptions	$6.11	$5.34	$4.24	$2.54	$0.93

Dilution per share to the existing GigCapital7’s shareholders	$3.89	$4.66	$5.76	$7.46	$9.07
Change in net tangible book value per share attributable to GigCapital7’s shareholders	$6.17	$5.40	$4.30	$2.60	$0.99

De-SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]
The following table illustrates the as adjusted net tangible book value to GigCapital7’s shareholders and decrease in net tangible book value to GigCapital7’s shareholders as a result of transaction costs incurred by GigCapital7 and funds released from the trust at de-SPAC
(in thousands, except share and per share data).

	No Redemption (1)	25% Redemptions (2)	50% Redemptions (3)	75% Redemptions (4)	Maximum Contractual Redemptions (5)
As adjusted net tangible book value per share	$6.11	$5.34	$4.24	$2.54	$0.93

Numerator adjustments
GigCapital7’s net tangible book value as of September 30, 2025	$(2,135)	$(2,135)	$(2,135)	$(2,135)	$(2,135)
Transaction costs attributed to GigCapital7	(3,710)	(3,710)	(3,710)	(3,710)	(3,710)
Funds released from trust	209,597	157,198	104,799	52,399	20,000

As adjusted net tangible book value	$203,752	$151,353	$98,954	$46,554	$14,155

Denominator adjustments
GigCapital7’s Public Shares outstanding	20,000,000	15,000,000	10,000,000	5,000,000	1,908,427
GigCapital7 Initial Shares outstanding	13,333,333	13,333,333	13,333,333	13,333,333	13,333,333

As adjusted total shares outstanding	33,333,333	28,333,333	23,333,333	18,333,333	15,241,760

(1)	Assumes that no Public Shareholders exercise redemption rights with respect to their GigCapital7 Class A Ordinary Shares for a pro rata share of the funds in the Trust Account.
(2)
Assumes that 25% of maximum contractual redeemable shares, or 5,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $52,399,177 based on a redemption price of approximately $10.4798354 per share.

(3)
Assumes that 50% of maximum contractual redeemable shares, or 10,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $104,798,354 based on a redemption price of approximately $10.4798354 per share.

(4)
Assumes that 75% of maximum contractual redeemable shares, or 15,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $157,197,531 based on a redemption price of approximately $10.4798354 per share.

(5)
The maximum contractual redemptions scenario assumes that 18,091,573 Public Shares are redeemed for aggregate redemption payments of $189,596,707 million, assuming a $10.4798354 per share redemption price. The Business Combination Agreement contains two conditions to the Closing which are that, after giving effect to the transactions contemplated hereby (including any as a result of any private placement equity financing of GigCapital7, although none is recently contemplated) (i) GigCapital7 shall have at least $5,000,001 of net tangible assets, and (ii) the Available Closing SPAC Cash shall not be less than $20,000,000. The “maximum contractual redemptions scenario” represents the maximum number of Public Shares that may be redeemed while satisfying the conditions mentioned above. The maximum contractual redemptions scenario assumes that 1,908,427 shares were not redeemed; therefore, leaving $20,000,001 in Available Closing SPAC Cash assuming a redemption price of approximately $10.4798354 per share.